Earnings (Losses) Per Common Share - Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Shares issuable under restricted shares and share options (in shares)	1,674,492	826,832	827,198